Expense Example - FidelitySAIInflation-ProtectedBondIndexFund-PRO - FidelitySAIInflation-ProtectedBondIndexFund-PRO - Fidelity SAI Inflation-Protected Bond Index Fund - Fidelity SAI Inflation-Protected Bond Index Fund
Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 5
3 years	$ 18